Summary of Significant Accounting Policies - Summary of Goodwill (Details) $ in Thousands	12 Months Ended
Dec. 25, 2021 USD ($)
Goodwill [Roll Forward]
Goodwill, beginning balance	$ 816,200
Acquisitions	9,250
Disposals	0
Other	(79)
Goodwill, ending balance	825,371
Hardware and Protective Solutions
Goodwill [Roll Forward]
Goodwill, beginning balance	565,578
Acquisitions	9,250
Disposals	0
Other	(130)
Goodwill, ending balance	574,698
Robotics and Digital Solutions
Goodwill [Roll Forward]
Goodwill, beginning balance	220,936
Disposals	0
Goodwill, ending balance	220,936
Canada
Goodwill [Roll Forward]
Goodwill, beginning balance	29,686
Disposals	0
Other	51
Goodwill, ending balance	$ 29,737